Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash and cash equivalents	$ 1,324	$ 1,099
Investments:
Fixed maturities, available for sale at fair value (amortized cost - $20,562 and $18,490)	21,807	19,328
Fixed maturities, trading at fair value	440	393
Equity securities, at fair value (cost - $744 and $458)	928	690
Mortgage loans	401	468
Policy loans	252	264
Real estate and other investments	425	428
Total cash and investments	25,577	22,670
Recoverables from reinsurers	2,942	2,964
Prepaid reinsurance premiums	409	422
Agents' balances and premiums receivable	565	535
Deferred policy acquisition costs	901	1,031
Assets of managed investment entities	3,058	2,537
Other receivables	895	674
Variable annuity assets (separate accounts)	548	616
Other assets	757	606
Goodwill	186	186
Total assets	35,838	32,241
Liabilities and Equity:
Unpaid losses and loss adjustment expenses	6,520	6,413
Unearned premiums	1,484	1,534
Annuity benefits accumulated	15,420	12,905
Life, accident and health reserves	1,727	1,650
Payable to reinsurers	475	320
Liabilities of managed investment entities	2,787	2,323
Long-term debt	934	952
Variable annuity liabilities (separate accounts)	548	616
Other liabilities	1,386	1,047
Total liabilities	31,281	27,760
Shareholders' equity:
Common Stock, no par value - 200,000,000 shares authorized - 97,846,402 and 105,168,366 shares outstanding	98	105
Capital surplus	1,121	1,166
Retained earnings:
Appropriated - managed investment entities	173	197
Unappropriated	2,439	2,368
Accumulated other comprehensive income, net of tax	580	495
Total shareholders' equity	4,411	4,331
Noncontrolling interests	146	150
Total equity	4,557	4,481
Total liabilities and equity	$ 35,838	$ 32,241